BALANCE SHEET (Parenthetical)	Nov. 30, 2025 $ / shares shares
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	350,000,000
Temporary equity, shares issued	15,951,675
Preferred stock, par value per share | $ / shares	$ 0.0001
Preferred stock, shares authorized	50,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, shares issued	18,888,289
Common stock, shares outstanding	18,888,289
Common stock, subject to possible redemption
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	350,000,000
Temporary equity, shares issued	2,750,000
Temporary equity, redemption price per share | $ / shares	$ 0.11
Common stock, not subject to possible redemption
Common stock, shares issued	110,211,574
Common stock, shares outstanding	110,211,574